Cash and equivalents, marketable securities and short-term investments	12 Months Ended
Dec. 31, 2019
Cash and equivalents, marketable securities and short-term investments
Cash and equivalents, marketable securities and short-term investments

Note 5—Cash and equivalents, marketable securities and short-term investments

Current assets

Cash and equivalents and marketable securities and short‑term investments consisted of the following:

	December 31, 2019
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Changes in fair value recorded in
net income
Cash	2,111			2,111	2,111
Time deposits	1,433			1,433	1,433
Equity securities	294	10		304		304
	3,838	10	—	3,848	3,544	304
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations	191	7	(1)	197		197
—Corporate	61	4		65		65
	252	11	(1)	262	—	262
Total	4,090	21	(1)	4,110	3,544	566
	December 31, 2018
						Marketable
						securities
		Gross	Gross			and
		unrealized	unrealized		Cash and	short-term
($ in millions)	Cost basis	gains	losses	Fair value	equivalents	investments
Changes in fair value recorded in
net income
Cash	1,983			1,983	1,983
Time deposits	1,463			1,463	1,462	1
Other short-term investments	206			206		206
Equity securities	206		(3)	203		203
	3,858	—	(3)	3,855	3,445	410
Changes in fair value recorded in
other comprehensive income
Debt securities available-for-sale:
—U.S. government obligations	217		(3)	214		214
—Corporate	90		(2)	88		88
	307	—	(5)	302	—	302
Total	4,165	—	(8)	4,157	3,445	712

Included in Other short‑term investments at December 31, 2018, are receivables of $206 million, representing reverse repurchase agreements.

Contractual maturities

Contractual maturities of debt securities consisted of the following:

	December 31, 2019
	Available-for-sale
($ in millions)	Cost basis	Fair value
One to five years	125	126
Six to ten years	74	77
Due after ten years	53	59
Total	252	262
At December 31, 2019 and 2018, the Company pledged $66 million and $68 million, respectively, of available‑for‑sale marketable securities as collateral for issued letters of credit and other security arrangements.